Employees' Retirement Benefits (Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations) (Detail) - NTT Corporate Defined Benefit Pension Plan
¥ in Millions
Mar. 31, 2016 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2017	¥ 2,009
2018	2,112
2019	2,225
2020	2,253
2021	2,336
2022-2026	¥ 12,166